Capital Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Capital Commitments [Abstract]
Capital commitments

21. Capital commitments

	As of December 31, 2024	As of June 30, 2025
	USD’000 (audited)	USD’000 (unaudited)
Capital expenditure in respect of acquisition of the contractual management rights:
Total contract sum	25,892	26,383
Less: Amounts paid and recognized as cost of property, plant and equipment	(11,565)	(11,785)
Contracted for but not provided in the Consolidated Financial Statement	14,327	14,598

Capital commitments as of June 30, 2025 and December 31, 2024 are mainly related to the acquisition of 5,300 mu (equivalent to approximately 3,533,351 sq. m.) of tea trees situated in the tea gardens. On February 17, 2023, the Group entered into a supplementary agreement with the village committee of Changguan Village, acquiring a tea garden encompassing 1,014mu (approximately 676,000 square meters). This was followed by another supplementary agreement with the village committee of Shakengli Village, acquiring an additional tea garden spanning 800mu (approximately 533,334 square meters). As per the Company, the contractual management rights for the remaining related land lots will be progressively transferred between 2025 and 2026.

23. Capital commitments

	As of December 31,
	2023	2024
	USD’000	USD’000
Capital expenditure in respect of acquisition of the contractual management rights:
Total contract sum	26,630	25,892
Less: Amounts paid and recognized as cost of property, plant and equipment	(11,895)	(11,565)
Contracted for but not provided in the Consolidated Financial Statement	14,735	14,327

On February 17, 2023, the Group entered into a supplementary agreement with the village committee of Changguan Village, acquiring a tea garden encompassing 1,014mu (approximately 676,000 square meters). This was followed by another supplementary agreement with the village committee of Shakengli Village, acquiring an additional tea garden spanning 800mu (approximately 533,334 square meters). As per the Company, the contractual management rights for the remaining related land lots will be progressively transferred in 2025.